EQUITY - Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 22, 2017 USD ($)	Jun. 20, 2016 USD ($) shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2017 $ / shares shares
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees			$ 75	$ 69
Preferred equity
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares					$ 25
Dividends recognised as distributions to owners			145	133
Common equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners			642	500
Special dividend	$ 102	$ 441
Class B shares | Common equity
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares					85,120
Common Class A | Common equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners			$ 540	$ 500
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares			$ 0.56	$ 0.52
Brookfield Business Partners L.P. (“BBU”) | Class A and B Shares | Common equity
Disclosure of classes of share capital [line items]
Limited partnership units distributed, special dividend (in shares) | shares		19,000,000
Equivalent equity interest in subsidiary distributed as dividends, percentage		21.00%
Board Of Directors | Class B shares | Common equity
Disclosure of classes of share capital [line items]
Percentage of board of directors to be elected			50.00%
Board Of Directors | Common Class A | Common equity
Disclosure of classes of share capital [line items]
Percentage of board of directors to be elected			50.00%
Equity-Settled Share-Based Payment Arrangement | Management Share Option Plan
Disclosure of classes of share capital [line items]
Award vesting period			5 years
Expiration period			10 years
Equity-Settled Share-Based Payment Arrangement | Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares			3,700,000	3,250,000
Equity-Settled Share-Based Payment Arrangement | Executives | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares			3,700,000	3,300,000
Expense from share-based payment transactions with employees			$ 26	$ 26
Equity-Settled Share-Based Payment Arrangement | Executives | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Award vesting period			5 years
Expense from share-based payment transactions with employees			$ 18	$ 11
Number of share options granted in share-based payment arrangement (in shares) | shares			760,754	449,110
Equity-Settled Share-Based Payment Arrangement | Executives | Bottom of range | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Award vesting period			1 year
Expiration period			5 years
Equity-Settled Share-Based Payment Arrangement | Executives | Top of range | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Award vesting period			5 years
Expiration period			10 years
Equity-Settled Share-Based Payment Arrangement | Executive Officer | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Expiration period			5 years
Equity-Settled Share-Based Payment Arrangement | Executive Officer | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Expiration period			5 years
Cash-Settled Share-Based Payment Arrangement | Employees and Directors | Deferred Stock Units and Restricted Stock Units
Disclosure of classes of share capital [line items]
Award vesting period			5 years
Expense from share-based payment transactions with employees			$ 7	$ 5
Number of share options vested (in shares)			$ 1,000	$ 777